Financial Instruments and Risk Management (Credit Risk - Maximum Exposure to Credit Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	$ 2,138	$ 2,210
Cash and cash equivalents [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	420	417
Short term investments and deposits [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	172	91
Trade receivables [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	1,376	1,583
Other receivables [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	94	55
Derivatives [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	54	29
Other non-current assets [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	$ 22	$ 35